REVENUE, OTHER INCOME AND GAINS - Analysis of Timing of Transfer of Goods or Services (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total Revenue	$ 627,241	$ 285,143	$ 117,005
Revenue at a point in time
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total Revenue	563,911	285,143	117,005
Revenue over time
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total Revenue	$ 63,330	$ 0	$ 0